Schedule of Investments (unaudited)	iShares® Floating Rate Bond ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Agriculture — 0.2%
BAT Capital Corp., 2.29%, 08/15/22, (3 mo. LIBOR US + 0.880%)(a)	$20,448	$20,437,776
Auto Manufacturers — 5.6%
American Honda Finance Corp.
1.65%, 02/22/23, (3 mo. LIBOR US + 0.150%)(a)	6,595	6,573,962
1.77%, 05/10/23, (3 mo. LIBOR US + 0.370%)(a)(b)	15,062	15,038,353
1.88%, 11/16/22, (3 mo. LIBOR US + 0.470%)(a)(b)	6,413	6,413,577
2.09%, 09/08/23, (3 mo. LIBOR US + 0.420%)(a)	12,697	12,641,260
2.70%, 01/12/24, (3 mo. LIBOR US + 0.280%)(a)(b)	18,879	18,715,885
BMW Finance NV, 2.19%, 08/12/22, (3 mo. LIBOR US + 0.790%)(a)(b)(c)	16,482	16,480,352
BMW U.S. Capital LLC
1.70%, 08/12/24, (SOFR + 0.380%)(a)(c)	27,132	26,707,927
2.58%, 04/01/24, (SOFR + 0.530%)(a)(c)	25,475	25,200,889
2.89%, 04/01/25, (SOFR + 0.840%)(a)(c)	10,650	10,620,074
Daimler Trucks Finance North America LLC
2.28%, 06/14/23, (SOFR + 0.500%)(a)(c)	10,477	10,430,482
2.50%, 12/14/23, (SOFR + 0.500%)(a)(c)	13,295	13,209,646
2.63%, 12/13/24, (SOFR + 0.750%)(a)(c)	5,700	5,614,614
3.06%, 04/05/24, (SOFR + 0.750%)(a)(b)(c)	17,445	17,325,327
General Motors Financial Co. Inc.
2.52%, 03/08/24, (SOFR + 0.760%)(a)	20,145	19,667,563
2.59%, 11/17/23, (SOFR + 1.200%)(a)	30,038	29,617,168
2.59%, 02/26/27, (SOFR + 0.620%)(a)(b)	11,270	10,606,761
2.78%, 10/15/24, (SOFR + 0.620%)(a)	14,438	13,946,964
3.28%, 01/05/23, (3 mo. LIBOR US + 0.990%)(a)(b)	9,692	9,665,250
3.40%, 04/07/25, (SOFR + 1.040%)(a)	20,375	20,003,156
Mercedes-Benz Finance North America LLC, 2.17%, 05/04/23, (3 mo. LIBOR US + 0.840%)(a)(b)(c)	9,814	9,831,076
Nissan Motor Acceptance Corp.
2.31%, 03/08/24, (3 mo. LIBOR US + 0.640%)(a)(c)	14,615	14,354,853
2.92%, 09/28/22, (3 mo. LIBOR US + 0.690%)(a)(c)	9,839	9,823,356
Toyota Motor Credit Corp.
2.10%, 09/13/24, (SOFR + 0.290%)(a)	20,485	20,225,865
2.15%, 09/08/22, (3 mo. LIBOR US + 0.480%)(a)(b)	19,457	19,442,018
2.19%, 06/18/24, (SOFR + 0.260%)(a)	29,594	29,229,994
2.39%, 04/06/23, (SOFR + 0.320%)(a)	18,729	18,684,238
2.44%, 01/11/24, (SOFR + 0.330%)(a)(b)	16,533	16,413,962
2.47%, 01/13/25, (SOFR + 0.290%)(a)(b)	27,109	26,658,448
2.50%, 10/14/22, (SOFR + 0.340%)(a)(b)	8,487	8,483,096
2.57%, 03/22/24, (SOFR + 0.320%)(a)(b)	10,456	10,415,431
2.69%, 12/29/23(a)	30,000	30,001,200
Volkswagen Group of America Finance LLC, 2.67%, 06/07/24(a)(c)	27,565	27,484,786
		529,527,533
Banks — 52.1%
American Express Co.
3.37%, 04/17/25 (Call 04/17/24), (SOFR + 0.950%)(a)	17,485	17,315,046
3.55%, 04/25/26 (Call 04/25/25), (3 mo. LIBOR US + 1.230%)(a)	26,405	26,042,195
3.56%, 04/26/26 (Call 04/26/25), (SOFR + 1.180%)(a)	16,865	16,651,489
ANZ New Zealand Int’l Ltd./London, 2.02%, 02/18/25, (SOFR + 0.600%)(a)(b)(c)	17,229	16,984,520
ASB Bank Ltd., 2.71%, 06/14/23, (3 mo. LIBOR US + 0.970%)(a)(b)(c)	11,197	11,238,989
Australia & New Zealand Banking Group Ltd., 1.99%, 11/21/22, (3 mo. LIBOR US + 0.490%)(a)(c)	18,179	18,165,911
Banco Santander SA 2.59%, 02/23/23, (3 mo. LIBOR US + 1.090%)(a)	17,132	17,140,223
Security	Par (000)	Value

Banks (continued)
2.68%, 05/24/24, (SOFR + 1.240%)(a)	$25,000	$24,990,750
3.54%, 04/12/23, (3 mo. LIBOR US + 1.120%)(a)	17,205	17,218,076
Bank of America Corp.
2.13%, 02/05/26 (Call 02/05/25), (3 mo. LIBOR US + 0.770%)(a)(b)	53,500	52,398,970
2.40%, 03/05/24 (Call 03/05/23), (3 mo. LIBOR US + 0.790%)(a)	53,514	53,116,391
2.59%, 09/15/26, (3 mo. LIBOR US + 0.760%)(a)(b)	11,050	10,528,440
2.93%, 04/22/25 (Call 04/22/24), (SOFR + 0.690%)(a)	23,062	22,654,725
2.99%, 10/24/24 (Call 10/24/23), (SOFR + 0.730%)(a)	16,027	15,806,949
3.36%, 04/25/25 (Call 04/25/24)(a)	14,290	14,142,813
3.42%, 04/02/26 (Call 04/02/25), (SOFR + 1.330%)(a)	18,390	18,100,541
3.74%, 07/23/24 (Call 07/23/23), (3 mo. LIBOR US + 0.960%)(a)	22,501	22,414,596
Series 2025, 1.88%, 02/04/25 (Call 02/04/24), (SOFR + 0.660%)(a)(b)	25,555	25,039,811
Bank of Montreal
2.11%, 12/08/23, (SOFR + 0.350%)(a)(b)	20,225	20,030,638
2.15%, 09/15/23, (SOFR + 0.265%)(a)(b)	20,804	20,607,610
2.35%, 09/11/22, (3 mo. LIBOR US + 0.630%)(a)(b)	6,174	6,171,160
2.43%, 04/14/23, (SOFR + 0.270%)(a)	12,724	12,653,382
2.43%, 07/09/24, (SOFR + 0.320%)(a)(b)	19,040	18,710,418
2.47%, 03/08/24, (SOFR + 0.710%)(a)	12,064	11,960,129
2.48%, 03/10/23, (SOFR + 0.680%)(a)(b)	50,027	49,908,936
2.50%, 09/15/26, (SOFR + 0.620%)(a)	30,076	28,980,632
2.58%, 01/10/25, (SOFR + 0.465%)(a)	17,036	16,689,488
2.77%, 06/07/25(a)	12,200	12,088,858
Bank of New York Mellon Corp., 2.85%, 04/25/25 (Call 03/25/25)(a)(b)	19,290	18,924,262
Bank of New York Mellon Corp. (The)
2.50%, 04/26/24 (Call 03/26/24), (SOFR + 0.260%)(a)(b)	11,719	11,560,208
3.86%, 10/30/23 (Call 10/30/22), (3 mo. LIBOR US + 1.050%)(a)	26,664	26,682,665
Series J, 2.43%, 10/25/24 (Call 09/25/24), (SOFR + 0.200%)(a)	14,151	13,844,631
Bank of New Zealand, 3.07%, 01/27/27, (SOFR + 0.810%)(a)(b)(c)	12,850	12,549,567
Bank of Nova Scotia, 3.01%, 04/11/25(a)	12,395	12,236,840
Bank of Nova Scotia (The)
2.14%, 09/15/23, (SOFR + 0.260%)(a)(b)	21,963	21,764,235
2.21%, 03/02/26, (SOFR + 0.545%)(a)	10,794	10,434,344
2.43%, 09/15/23, (SOFR + 0.550%)(a)	54,403	54,103,783
2.49%, 09/15/26, (SOFR + 0.610%)(a)(b)	10,715	10,301,508
2.57%, 01/10/25, (SOFR + 0.460%)(a)(b)	7,375	7,221,969
2.61%, 04/15/24, (SOFR + 0.445%)(a)(b)	26,677	26,326,464
2.66%, 07/31/24, (SOFR + 0.380%)(a)	23,831	23,432,784
2.72%, 09/19/22, (3 mo. LIBOR US + 0.620%)(a)	10,376	10,369,774
2.77%, 03/11/24, (SOFR + 0.960%)(a)	11,162	11,120,477
Banque Federative du Credit Mutuel SA
1.59%, 02/04/25, (SOFR + 0.410%)(a)(c)	26,206	25,604,572
3.67%, 07/20/23, (3 mo. LIBOR US + 0.960%)(a)(c)	9,305	9,314,956
Barclays PLC, 2.79%, 05/16/24 (Call 05/16/23), (3 mo. LIBOR US + 1.380%)(a)	53,467	53,241,369
BPCE SA
2.74%, 01/14/25, (SOFR + 0.570%)(a)(c)	16,290	15,988,798
2.96%, 09/12/23, (3 mo. LIBOR US + 1.240%)(a)(c)	18,216	18,249,517
Canadian Imperial Bank of Commerce
2.24%, 12/14/23, (SOFR + 0.400%)(a)(b)	20,136	19,931,418
2.29%, 06/22/23, (SOFR + 0.340%)(a)	29,975	29,782,561
2.38%, 09/13/23, (3 mo. LIBOR US + 0.660%)(a)(b)	17,676	17,628,982
2.59%, 10/18/24, (SOFR + 0.420%)(a)	27,850	27,237,579

Schedule of Investments (unaudited) (continued)	iShares® Floating Rate Bond ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
2.75%, 03/17/23, (SOFR + 0.800%)(a)(b)	$43,470	$43,449,134
3.04%, 04/07/25(a)(b)	8,685	8,576,611
Citigroup Inc.
1.91%, 10/27/22 (Call 09/27/22), (3 mo. LIBOR US + 0.690%)(a)	18,360	18,363,672
2.54%, 05/17/24 (Call 05/17/23), (3 mo. LIBOR US + 1.100%)(a)	54,365	54,064,905
2.58%, 06/09/27 (Call 06/09/26), (SOFR + 0.770%)(a)(b)	14,200	13,423,828
2.60%, 06/01/24 (Call 06/01/23), (3 mo. LIBOR US + 1.023%)(a)	35,899	35,571,601
2.88%, 05/24/25 (Call 05/24/24), (SOFR + 1.372%)(a)	20,000	19,884,600
2.92%, 01/25/26 (Call 01/25/25), (SOFR + 1.528%)(a)(b)	19,896	19,207,399
2.96%, 05/01/25 (Call 05/01/24), (SOFR + 0.669%)(a)	23,291	22,691,024
3.01%, 09/01/23 (Call 09/01/22), (3 mo. LIBOR US + 1.430%)(a)(b)	71,035	70,179,739
3.48%, 03/17/26 (Call 03/17/25), (SOFR + 1.280%)(a)(b)	17,610	17,431,435
3.53%, 07/01/26 (Call 07/01/25), (3 mo. LIBOR US + 1.250%)(a)(b)	21,454	21,062,679
Commonwealth Bank of Australia
2.40%, 06/15/26, (SOFR + 0.520%)(a)(b)(c)	18,711	18,268,485
2.43%, 06/04/24, (3 mo. LIBOR US + 0.820%)(a)(c)	7,600	7,598,936
2.50%, 07/07/25, (SOFR + 0.400%)(a)(b)(c)	57,706	56,675,371
2.58%, 03/14/25, (SOFR + 0.400%)(a)(b)(c)	22,123	21,983,846
2.70%, 03/16/23, (3 mo. LIBOR US + 0.700%)(a)(b)(c)	4,754	4,746,013
2.78%, 09/18/22, (3 mo. LIBOR US + 0.680%)(a)(c)	9,373	9,369,345
2.81%, 03/14/27, (SOFR + 0.740%)(a)(b)(c)	9,425	9,281,269
Cooperatieve Rabobank UA/NY
2.42%, 01/12/24, (SOFR + 0.300%)(a)	32,985	32,663,066
2.49%, 01/10/25, (SOFR + 0.300%)(a)	25,115	24,717,932
2.91%, 01/10/23, (3 mo. LIBOR US + 0.480%)(a)	6,840	6,832,339
Credit Agricole SA/London, 3.80%, 04/24/23, (3 mo. LIBOR US + 1.020%)(a)(b)(c)	20,689	20,713,620
Credit Suisse AG/New York NY
1.62%, 08/09/23, (SOFR + 0.380%)(a)	34,190	33,841,946
2.68%, 02/02/24, (SOFR + 0.390%)(a)	15,995	15,748,517
2.72%, 02/21/25, (SOFR + 0.380%)(a)(b)	4,750	4,662,980
Credit Suisse Group AG
2.94%, 12/14/23 (Call 12/14/22), (3 mo. LIBOR US + 1.200%)(a)(c)	25,075	25,076,505
2.96%, 06/12/24 (Call 06/12/23), (3 mo. LIBOR US + 1.240%)(a)(b)(c)	39,530	39,405,085
Danske Bank A/S, 2.78%, 09/12/23, (3 mo. LIBOR US + 1.060%)(a)(c)	14,044	14,019,002
DBS Group Holdings Ltd., 1.69%, 11/22/24, (SOFR + 0.300%)(a)(c)	7,500	7,436,775
Deutsche Bank AG/New York NY
2.60%, 11/16/22, (3 mo. LIBOR US + 1.190%)(a)	17,521	17,513,992
2.78%, 02/27/23, (3 mo. LIBOR US + 1.230%)(a)(b)	14,275	14,254,587
Series E, 1.73%, 11/08/23, (SOFR + 0.500%)(a)(b)	26,490	26,171,060
DNB Bank ASA
2.23%, 12/02/22, (3 mo. LIBOR US + 0.620%)(a)(c)	20,940	20,927,645
2.84%, 03/28/25 (Call 03/28/24), (3 mo. LIBOR US + 0.390%)(a)(b)(c)	11,614	11,495,189
Federation des Caisses Desjardins du Quebec, 1.92%, 05/21/24, (SOFR + 0.430%)(a)(c)	13,451	13,206,864
Goldman Sachs Group Inc., 2.93%, 01/24/25 (Call 01/24/24), (SOFR + 0.620%)(a)	20,220	19,771,116
Goldman Sachs Group Inc. (The)
1.93%, 11/17/23 (Call 11/17/22), (SOFR + 0.540%)(a)	20,517	20,365,379
2.25%, 02/23/23, (3 mo. LIBOR US + 0.750%)(a)	93,118	92,937,351
2.30%, 09/10/24 (Call 09/10/23), (SOFR + 0.500%)(a)	13,019	12,751,850
Security	Par (000)	Value

Banks (continued)
2.31%, 12/06/23 (Call 12/06/22), (SOFR + 0.620%)(a)	$23,730	$23,484,157
2.34%, 03/08/24 (Call 03/08/23), (SOFR + 0.580%)(a)(b)	24,721	24,380,592
2.57%, 12/09/26 (Call 12/09/25), (SOFR + 0.540%)(a)	1,730	1,658,707
2.59%, 03/09/27 (Call 03/09/26), (SOFR + 0.810%)(a)(b)	14,335	13,708,417
2.70%, 10/21/24 (Call 10/21/23), (SOFR + 0.490%)(a)	21,586	21,096,430
3.20%, 11/29/23, (3 mo. LIBOR US + 1.600%)(a)	64,131	64,475,383
3.27%, 03/15/24, (SOFR + 1.390%)(a)	15,900	15,871,221
Series ., 2.58%, 05/15/26 (Call 05/15/25), (3 mo. LIBOR US + 1.170%)(a)(b)	53,315	52,153,799
Hana Bank, 2.99%, 10/02/22, (3 mo. LIBOR US + 0.700%)(a)(d)	9,875	9,874,408
HSBC Holdings PLC
2.46%, 05/18/24 (Call 05/18/23), (3 mo. LIBOR US + 1.000%)(a)(b)	74,680	74,078,826
2.95%, 03/11/25 (Call 03/11/24), (3 mo. LIBOR US + 1.230%)(a)(b)	19,093	18,918,108
3.10%, 09/12/26 (Call 09/12/25), (3 mo. LIBOR US + 0.380%)(a)(b)	25,903	25,691,372
3.14%, 03/10/26 (Call 03/10/25), (SOFR + 0.580%)(a)	17,875	17,600,619
Series ., 2.02%, 11/22/24 (Call 11/22/23), (SOFR + 0.580%)(a)(b)	19,847	19,323,833
Huntington National Bank (The), 2.55%, 05/16/25 (Call 05/16/24), (SOFR + 1.190%)(a)	18,750	18,479,625
ING Groep NV
3.02%, 04/01/27 (Call 04/01/26), (SOFR + 1.010%)(a)	16,200	15,450,912
3.29%, 10/02/23, (3 mo. LIBOR US + 1.000%)(a)(b)	20,806	20,737,132
3.65%, 03/28/26 (Call 03/28/25), (SOFR + 1.010%)(a)(b)	17,479	17,421,669
JPMorgan Chase & Co.
2.16%, 06/01/25 (Call 06/01/24), (SOFR + 0.535%)(a)	20,739	20,224,051
2.40%, 12/10/25 (Call 12/10/24), (SOFR + 0.600%)(a)	13,445	13,039,768
2.42%, 02/24/26 (Call 02/24/25), (SOFR + 0.920%)(a)(b)	26,951	26,259,168
2.48%, 03/16/24 (Call 03/16/23), (SOFR + 0.580%)(a)(b)	33,992	33,653,780
2.56%, 06/23/25 (Call 06/23/24), (SOFR + 0.580%)(a)(b)	17,964	17,462,265
2.81%, 06/14/25 (Call 06/14/24)(a)	29,400	28,983,108
3.11%, 04/22/27 (Call 04/22/26), (SOFR + 0.885%)(a)	17,740	17,091,603
3.28%, 01/10/25 (Call 01/10/24), (3 mo. LIBOR US + 0.850%)(a)(b)	18,608	18,454,112
3.51%, 04/23/24 (Call 04/23/23), (3 mo. LIBOR US + 0.730%)(a)	26,747	26,556,561
3.67%, 07/23/24 (Call 07/23/23), (3 mo. LIBOR US + 0.890%)(a)	35,712	35,595,936
4.01%, 10/24/23 (Call 10/24/22), (3 mo. LIBOR US + 1.230%)(a)(b)	70,035	70,063,014
Kreditanstalt fuer Wiederaufbau, 2.24%, 02/12/24, (SOFR + 1.000%)(a)	49,450	50,108,674
Macquarie Bank Ltd.
2.37%, 04/06/23, (SOFR + 0.300%)(a)(c)	1,965	1,955,588
3.25%, 03/21/25, (SOFR + 0.300%)(a)(b)(c)	19,265	19,273,284
Macquarie Group Ltd.
2.62%, 11/28/23 (Call 11/28/22), (3 mo. LIBOR US + 1.020%)(a)(c)	23,686	23,622,048
2.87%, 10/14/25 (Call 10/14/24), (SOFR + 0.710%)(a)(c)	23,277	22,783,528
3.55%, 03/27/24 (Call 03/27/23), (3 mo. LIBOR US + 1.350%)(a)(c)	19,447	19,459,252
Mitsubishi UFJ Financial Group Inc.
2.35%, 03/02/23, (3 mo. LIBOR US + 0.740%)(a)(b)	26,565	26,556,765
3.63%, 07/26/23, (3 mo. LIBOR US + 0.860%)(a)(b)	66,420	66,453,210
3.85%, 07/18/25	15,000	15,029,550
Mizuho Financial Group Inc.
2.15%, 05/25/24 (Call 05/25/23), (3 mo. LIBOR US + 0.630%)(a)	40,220	39,933,231

Schedule of Investments (unaudited) (continued)	iShares® Floating Rate Bond ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
2.28%, 09/08/24 (Call 09/08/23), (3 mo. LIBOR US + 0.610%)(a)	$10,490	$10,369,575
2.37%, 05/22/26 (Call 05/22/25), (SOFR + 0.960%)(a)	23,335	22,701,921
2.40%, 03/05/23, (3 mo. LIBOR US + 0.790%)(a)(b)	30,257	30,261,841
2.57%, 09/13/23 (Call 09/13/22), (3 mo. LIBOR US + 0.850%)(a)(b)	17,960	17,916,537
2.60%, 09/11/22, (3 mo. LIBOR US + 0.880%)(a)	41,330	41,313,055
2.72%, 09/11/24 (Call 09/11/23), (3 mo. LIBOR US + 1.000%)(a)(b)	23,265	23,173,801
3.42%, 07/10/24 (Call 07/10/23), (3 mo. LIBOR US + 0.990%)(a)	16,630	16,608,381
Morgan Stanley
2.40%, 02/18/26 (Call 02/18/25), (SOFR + 0.950%)(a)	26,315	25,587,653
2.59%, 05/08/24 (Call 05/08/23), (3 mo. LIBOR US + 1.220%)(a)(b)	69,121	69,119,618
2.89%, 01/24/25 (Call 01/24/24), (3 mo. LIBOR US + 0.140%)(a)	44,631	43,663,400
4.18%, 10/24/23 (Call 10/24/22), (3 mo. LIBOR US + 1.400%)(a)	89,062	89,082,484
MUFG Union Bank N.A., 2.52%, 12/09/22 (Call 11/09/22), (SOFR + 0.710%)(a)	3,308	3,305,850
National Australia Bank Ltd.
2.13%, 12/13/22, (3 mo. LIBOR US + 0.410%)(a)(b)(c)	32,633	32,589,598
2.50%, 01/12/25, (3 mo. LIBOR US + 0.600%)(a)(b)(c)	35,360	34,880,872
2.77%, 01/12/27, (SOFR + 0.380%)(a)(b)(c)	14,105	13,777,623
3.02%, 04/12/23, (3 mo. LIBOR US + 0.600%)(a)(b)(c)	13,710	13,685,870
National Australia Bank Ltd/New York, 2.64%, 06/09/25(a)(c)	22,940	22,866,133
National Bank of Canada, 1.71%, 08/06/24, (SOFR + 0.490%)(a)	22,690	22,417,266
Natwest Group PLC, 3.75%, 06/25/24 (Call 06/25/23), (3 mo. LIBOR US + 1.550%)(a)	33,528	33,475,361
NatWest Markets PLC
1.85%, 08/12/24, (SOFR + 0.530%)(a)(c)	13,100	12,864,069
2.79%, 09/29/26, (SOFR + 0.760%)(a)(c)	10,924	10,418,219
3.40%, 03/22/25, (SOFR + 0.760%)(a)(c)	15,500	15,480,780
3.69%, 09/29/22, (SOFR + 1.662%)(a)(c)	6,680	6,685,878
Nordea Bank Abp, 2.69%, 06/06/25(a)(c)	700	695,478
Royal Bank of Canada
1.60%, 08/05/22, (SOFR + 0.400%)(a)(b)	2,545	2,545,051
2.44%, 10/07/24, (SOFR + 0.340%)(a)	17,742	17,332,337
2.48%, 01/19/24, (SOFR + 0.300%)(a)	18,724	18,475,345
2.64%, 07/29/24, (SOFR + 0.360%)(a)	22,775	22,358,673
2.65%, 01/21/25, (SOFR + 0.590%)(a)	11,515	11,254,761
2.69%, 10/26/23, (SOFR + 0.450%)(a)	37,708	37,352,414
2.73%, 01/20/26, (SOFR + 0.525%)(a)	10,958	10,618,521
2.83%, 04/27/26, (SOFR + 0.570%)(a)	13,368	12,908,274
2.88%, 11/02/26, (SOFR + 0.590%)(a)	12,300	11,748,591
2.92%, 01/21/27, (SOFR + 0.440%)(a)	12,466	11,963,371
2.95%, 10/05/23, (3 mo. LIBOR US + 0.660%)(a)(b)	12,595	12,595,882
3.10%, 01/17/23, (3 mo. LIBOR US + 0.360%)(a)(b)	28,225	28,175,324
Shinhan Bank Co. Ltd., 4.48%, 04/24/25, (3 mo. LIBOR US + 1.700%)(a)(d)	13,445	13,784,755
Skandinaviska Enskilda Banken AB
1.90%, 09/01/23, (3 mo. LIBOR US + 0.320%)(a)(c)	17,679	17,582,119
2.37%, 12/12/22, (3 mo. LIBOR US + 0.645%)(a)(c)	7,313	7,306,126
2.74%, 06/09/25(a)(c)	19,250	19,093,113
Societe Generale SA, 3.26%, 01/21/26 (Call 01/21/25), (3 mo. LIBOR US + 0.320%)(a)(b)(c)	29,467	28,478,382
Standard Chartered PLC 2.40%, 11/23/25 (Call 11/23/24), (SOFR + 0.930%)(a)(c)	17,965	17,575,160

Security	Par (000)	Value

Banks (continued)
3.41%, 10/14/23 (Call 10/14/22), (SOFR + 1.250%)(a)(c)$	26,564	$26,592,423
3.78%, 03/30/26 (Call 03/30/25), (SOFR + 0.930%)(a)(c)	18,055	18,037,848
Sumitomo Mitsui Financial Group Inc.
2.99%, 01/14/27, (3 mo. LIBOR US + 0.080%)(a)	17,625	17,022,225
3.48%, 10/18/22, (3 mo. LIBOR US + 0.740%)(a)	20,942	20,957,707
3.48%, 01/17/23, (3 mo. LIBOR US + 0.740%)(a)(b)	15,951	15,966,313
3.54%, 10/16/23, (3 mo. LIBOR US + 0.800%)(a)(b)	24,410	24,420,985
3.60%, 07/19/23, (3 mo. LIBOR US + 0.860%)(a)	20,889	20,873,333
Sumitomo Mitsui Trust Bank Ltd., 2.28%, 09/16/24, (SOFR + 0.440%)(a)(b)(c)	24,600	24,195,822
Svenska Handelsbanken AB, 2.71%, 06/10/25(a)(b)(c)	19,250	19,070,783
Swedbank AB, 2.97%, 04/04/25, (SOFR + 0.440%)(a)(b)(c)	15,125	15,016,403
Toronto Dominion Bank, 2.52%, 01/10/25, (SOFR + 0.590%)(a)	16,135	15,851,669
Toronto-Dominion Bank, 2.67%, 03/08/24, (SOFR + 0.410%)(a)	8,755	8,696,867
Toronto-Dominion Bank (The)
1.89%, 06/02/23, (SOFR + 0.220%)(a)	15,857	15,758,528
2.05%, 03/04/24, (SOFR + 0.355%)(a)(b)	33,790	33,320,995
2.11%, 12/01/22, (3 mo. LIBOR US + 0.530%)(a)(b)	8,820	8,808,622
2.15%, 09/10/24, (SOFR + 0.350%)(a)	31,530	30,903,184
2.31%, 01/06/23, (SOFR + 0.240%)(a)	17,031	16,983,824
2.39%, 09/10/26, (SOFR + 0.590%)(a)	8,967	8,624,550
2.46%, 09/28/23, (SOFR + 0.450%)(a)(b)	16,261	16,136,116
2.74%, 01/27/23, (SOFR + 0.480%)(a)(b)	33,978	33,933,149
2.75%, 06/06/25(a)	14,250	14,104,935
3.38%, 07/19/23, (3 mo. LIBOR US + 0.640%)(a)(b)	13,527	13,518,072
Truist Bank
2.37%, 01/17/24 (Call 01/17/23), (SOFR + 0.200%)(a)(b)	41,475	40,853,290
2.51%, 03/09/23 (Call 02/09/23), (SOFR + 0.730%)(a)	5,752	5,745,328
Truist Financial Corp., 2.18%, 06/09/25 (Call 06/09/24), (SOFR + 0.400%)(a)(b)	40,075	38,612,263
U.S. Bank NA/Cincinnati OH, 2.09%, 12/09/22 (Call 11/09/22), (3 mo. LIBOR US + 0.400%)(a)	7,272	7,270,109
UBS AG London, 2.62%, 01/13/25 (Call 12/13/24), (SOFR + 0.450%)(a)(b)(c)	11,480	11,292,187
UBS AG/London
1.60%, 02/09/24, (SOFR + 0.360%)(a)(b)(c)	41,730	41,322,298
1.69%, 08/09/24, (SOFR + 0.450%)(a)(c)	33,480	33,133,482
1.94%, 06/01/23, (SOFR + 0.320%)(a)(b)(c)	33,119	33,011,363
UBS Group AG
2.36%, 08/15/23 (Call 08/15/22), (3 mo. LIBOR US + 0.950%)(a)(b)(c)	30,280	30,273,944
2.90%, 05/12/26 (Call 05/12/25), (SOFR + 1.580%)(a)(b)(c)	26,350	26,333,136
United Overseas Bank Ltd, 2.75%, 04/07/25(a)(c)	705	705,289
Wells Fargo & Co., 4.04%, 10/31/23 (Call 10/31/22), (3 mo. LIBOR US + 1.230%)(a)	68,210	68,261,157
Westpac Banking Corp.
1.72%, 11/18/24, (SOFR + 0.300%)(a)(b)	26,555	26,206,598
2.13%, 05/15/23, (3 mo. LIBOR US + 0.720%)(a)(b)	26,373	26,399,637
2.20%, 06/03/26, (SOFR + 0.520%)(a)(b)	15,970	15,602,530
2.30%, 02/26/24, (3 mo. LIBOR US + 0.770%)(a)(b)	17,404	17,434,283
2.55%, 08/26/25, (SOFR + 1.000%)(a)	22,600	22,526,550
2.85%, 01/13/23, (3 mo. LIBOR US + 0.390%)(a)	19,988	19,970,011
3.00%, 01/11/23, (3 mo. LIBOR US + 0.570%)(a)(b)	13,993	13,988,102
		4,890,736,719
Chemicals — 0.1%
DuPont de Nemours Inc., 2.52%, 11/15/23, (3 mo. LIBOR US + 1.110%)(a)(b)	11,276	11,329,786

Schedule of Investments (unaudited) (continued)	iShares® Floating Rate Bond ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Cosmetics & Personal Care — 0.1%
GSK Consumer Healthcare Capital US LLC, 2.88%, 03/24/24 (Call 03/24/23), (SOFR + 0.540%)(a)(c)	$8,855	$8,817,278
Diversified Financial Services — 3.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 2.71%, 09/29/23, (SOFR + 0.680%)(a)	20,205	19,898,692
AIG Global Funding, 2.26%, 12/15/23, (SOFR + 0.380%)(a)(c)	5,000	4,966,900
Air Lease Corp., 2.18%, 12/15/22, (3 mo. LIBOR US + 0.350%)(a)(b)	21,620	21,575,247
American Express Co.
1.37%, 11/03/23, (SOFR + 0.230%)(a)	18,833	18,665,198
1.83%, 11/04/26 (Call 10/04/26), (SOFR + 0.650%)(a)	17,553	16,881,949
1.86%, 05/03/24(a)(b)	28,800	28,554,048
2.04%, 08/03/23 (Call 07/03/23), (3 mo. LIBOR US + 0.750%)(a)(b)	17,465	17,452,076
2.20%, 02/27/23 (Call 01/27/23), (3 mo. LIBOR US + 0.650%)(a)(b)	15,299	15,275,899
2.62%, 03/04/25 (Call 02/01/25), (SOFR + 0.930%)(a)(b)	10,510	10,435,484
BOC Aviation Ltd., 3.32%, 09/26/23 (Call 08/26/23), (3 mo. LIBOR US + 1.125%)(a)(b)(d)	20,515	20,496,742
Capital One Financial Corp.
2.45%, 12/06/24 (Call 12/06/23), (SOFR + 0.690%)(a)(b)	29,762	28,728,068
2.59%, 05/09/25 (Call 05/09/24), (SOFR + 1.350%)(a)	15,000	14,715,450
3.53%, 01/30/23 (Call 12/30/22), (3 mo. LIBOR US + 0.720%)(a)	11,274	11,238,487
Charles Schwab Corp., 2.73%, 03/03/27 (Call 02/03/27), (SOFR + 0.520%)(a)	21,870	21,499,303
Charles Schwab Corp. (The)
1.86%, 05/13/26 (Call 04/13/26), (SOFR + 0.520%)(a)	22,847	22,167,530
2.43%, 03/18/24 (Call 02/18/24), (SOFR + 0.500%)(a)(b)	34,709	34,467,772
		307,018,845
Electric — 4.4%
American Electric Power Co. Inc., Series A, 3.26%, 11/01/23 (Call 08/29/22), (3 mo. LIBOR US + 0.480%)(a)(b)	20,935	20,804,366
CenterPoint Energy Inc., 1.99%, 05/13/24 (Call 08/15/22), (SOFR + 0.650%)(a)	24,908	24,352,302
Dominion Energy Inc., Series D, 2.36%, 09/15/23 (Call 08/19/22), (3 mo. LIBOR US + 0.530%)(a)(b)	35,538	35,341,830
Duke Energy Corp., 2.05%, 06/10/23, (SOFR + 0.250%)(a)(b)	17,141	17,017,071
Eversource Energy, 1.60%, 08/15/23, (SOFR + 0.250%)(a)	12,377	12,265,112
Florida Power & Light Co.
1.53%, 05/10/23 (Call 08/29/22), (SOFR + 0.250%)(a)(b)	34,076	34,016,026
2.50%, 01/12/24 (Call 08/09/22), (SOFR + 0.250%)(a)	28,118	27,800,548
National Rural Utilities Cooperative Finance Corp, 1.63%, 08/07/23, (SOFR + 0.330%)(a)(b)	9,235	9,190,764
National Rural Utilities Cooperative Finance Corp., Series D, 2.50%, 10/18/24, (SOFR + 0.330%)(a)(b)	12,355	12,212,176
NextEra Energy Capital Holdings Inc.
1.54%, 11/03/23 (Call 08/29/22), (SOFR + 0.400%)(a)	46,599	46,021,172
1.77%, 02/22/23 (Call 08/29/22), (3 mo. LIBOR US + 0.270%)(a)(b)	60,811	60,546,472
2.16%, 03/01/23, (SOFR + 0.540%)(a)	17,403	17,314,593
2.96%, 03/21/24 (Call 09/21/22), (SOFR + 0.400%)(a)	14,995	14,848,049
PPL Electric Utilities Corp., 2.32%, 06/24/24 (Call 08/09/22), (SOFR + 0.330%)(a)	24,099	23,669,556
Southern California Edison Co.
2.69%, 04/03/23, (SOFR + 0.640%)(a)(b)	2,292	2,280,609
2.88%, 04/01/24 (Call 04/01/23), (SOFR + 0.830%)(a)	17,893	17,677,568
Security	Par (000)	Value

Electric (continued)
Southern Co. (The), Series 2021, 1.65%, 05/10/23 (Call 08/29/22), (SOFR + 0.370%)(a)(b)	$37,875	$37,619,344
		412,977,558
Electronics — 0.1%
Honeywell International Inc., 1.74%, 08/08/22, (3 mo. LIBOR US + 0.370%)(a)	13,714	13,711,943
Entertainment — 0.2%
Magallanes Inc., 3.66%, 03/15/24, (SOFR + 1.310%)(a)(c)	18,360	18,294,088
Food — 0.2%
General Mills Inc., 3.75%, 10/17/23, (3 mo. LIBOR US + 1.010%)(a)	13,754	13,798,975
Kraft Heinz Foods Co., 2.22%, 08/10/22, (3 mo. LIBOR US + 0.820%)(a)	1,000	999,590
		14,798,565
Gas — 0.7%
Atmos Energy Corp., 2.07%, 03/09/23 (Call 08/29/22), (3 mo. LIBOR US + 0.380%)(a)(b)	5,465	5,452,649
CenterPoint Energy Resources Corp., 2.11%, 03/02/23 (Call 08/29/22), (3 mo. LIBOR US + 0.500%)(a)(b)	23,559	23,482,198
ONE Gas Inc., 2.33%, 03/11/23 (Call 08/29/22), (3 mo. LIBOR US + 0.610%)(a)(b)	14,237	14,180,052
Southern California Gas Co., 2.09%, 09/14/23 (Call 08/29/22), (3 mo. LIBOR US + 0.350%)(a)	12,412	12,351,305
Spire Missouri Inc., 2.17%, 12/02/24 (Call 08/29/22), (SOFR + 0.370%)(a)	11,000	10,904,080
		66,370,284
Health Care - Products — 0.9%
Baxter International Inc.
1.88%, 12/01/23(a)	36,560	36,165,152
2.01%, 11/29/24(a)	13,415	13,091,698
Thermo Fisher Scientific Inc.
2.56%, 10/18/23 (Call 10/18/22), (SOFR + 0.390%)(a)(b)	18,360	18,201,370
2.70%, 10/18/24 (Call 10/18/22), (SOFR + 0.530%)(a)	14,432	14,166,596
		81,624,816
Health Care - Services — 0.5%
Roche Holdings Inc.
1.93%, 03/05/24, (SOFR + 0.240%)(a)(b)(c)	6,819	6,754,765
2.14%, 09/11/23, (SOFR + 0.240%)(a)(b)(c)	21,525	21,438,039
2.35%, 03/10/25, (SOFR + 0.330%)(a)(b)(c)	24,230	24,121,692
		52,314,496
Insurance — 5.9%
Athene Global Funding
2.00%, 08/19/24, (SOFR + 0.560%)(a)(c)	20,865	20,255,742
2.20%, 05/24/24, (SOFR + 0.700%)(a)(c)	61,010	59,505,493
2.81%, 01/07/25, (SOFR + 0.715%)(a)(b)(c)	19,285	18,603,854
Brighthouse Financial Global Funding
1.81%, 02/24/23, (SOFR + 0.310%)(a)(b)(c)	5,542	5,515,786
2.88%, 04/12/24, (SOFR + 0.760%)(a)(b)(c)	15,575	15,434,669
Equitable Financial Life Global Funding, 2.49%, 04/06/23, (SOFR + 0.390%)(a)(b)(c)	5,582	5,556,490
GA Global Funding Trust
2.31%, 09/13/24, (SOFR + 0.500%)(a)(b)(c)	20,270	19,649,738
3.47%, 04/11/25, (SOFR + 0.500%)(a)(c)	19,590	19,171,754
Jackson National Life Global Funding, 2.67%, 01/06/23, (SOFR + 0.600%)(a)(b)(c)	23,490	23,472,852
MassMutual Global Funding II
1.89%, 06/02/23, (SOFR + 0.220%)(a)(b)(c)	2,806	2,791,633
2.48%, 04/12/24, (SOFR + 0.360%)(a)(b)(c)	21,662	21,447,113
2.48%, 10/21/24, (SOFR + 0.270%)(a)(c)	14,198	13,973,246

Schedule of Investments (unaudited) (continued)	iShares® Floating Rate Bond ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
2.81%, 03/21/25, (SOFR + 0.270%)(a)(b)(c)	$3,300	$3,282,675
MET Tower Global Funding, 2.72%, 01/17/23, (SOFR + 0.550%)(a)(c)	17,562	17,545,843
Metropolitan Life Global Funding I
2.11%, 09/08/22, (SOFR + 0.350%)(a)(c)	1,622	1,622,276
2.30%, 09/27/24, (SOFR + 0.300%)(a)(b)(c)	12,675	12,479,932
2.42%, 01/07/24, (SOFR + 0.320%)(a)(b)(c)	20,832	20,672,635
2.72%, 01/13/23, (SOFR + 0.570%)(a)(b)(c)	35,502	35,482,119
2.85%, 03/21/25, (SOFR + 0.910%)(a)(b)(c)	13,084	13,000,917
New York Life Global Funding
2.12%, 06/06/24(a)(c)	21,645	21,487,424
2.23%, 06/30/23, (SOFR + 0.190%)(a)(c)	4,269	4,244,795
2.26%, 06/09/26, (SOFR + 0.480%)(a)(b)(c)	15,260	14,776,258
2.49%, 01/14/25, (SOFR + 0.190%)(a)(c)	14,935	14,598,664
2.51%, 02/02/23, (SOFR + 0.220%)(a)(b)(c)	24,219	24,156,515
2.55%, 04/26/24, (SOFR + 0.310%)(a)(c)	11,801	11,684,760
2.57%, 10/21/23, (SOFR + 0.360%)(a)(c)	8,210	8,163,203
2.71%, 01/10/23, (3 mo. LIBOR US + 0.280%)(a)(b)(c)	18,916	18,874,574
2.82%, 04/21/25, (SOFR + 0.330%)(a)(c)	25,800	25,402,164
Northwestern Mutual Global Funding, 2.32%, 03/25/24, (SOFR + 0.330%)(a)(b)(c)	12,596	12,516,267
Pacific Life Global Funding II
2.31%, 06/04/26, (SOFR + 0.620%)(a)(c)	16,525	15,999,505
2.84%, 03/30/25, (SOFR+ 0.800%)(a)(c)	10,500	10,434,060
Pacific Life Global Funding II., 2.66%, 01/27/25, (SOFR + 0.620%)(a)(c)	4,355	4,292,419
Principal Life Global Funding II
1.92%, 08/23/24, (SOFR + 0.380%)(a)(b)(c)	10,321	10,154,522
2.57%, 04/12/24, (SOFR + 0.450%)(a)(c)	9,033	8,995,423
Protective Life Global Funding, 2.99%, 03/28/25, (SOFR + 0.380%)(a)(c)	14,875	14,808,806
		550,054,126
Internet — 0.5%
eBay Inc., 3.68%, 01/30/23, (3 mo. LIBOR US + 0.870%)(a)	15,807	15,813,165
Tencent Holdings Ltd.
3.34%, 01/19/23, (3 mo. LIBOR US + 0.605%)(a)(b)(d)	4,281	4,274,279
3.34%, 04/11/24, (3 mo. LIBOR US + 0.910%)(a)(b)(d)	26,273	26,181,832
		46,269,276
Lodging — 0.1%
Hyatt Hotels Corp., 3.10%, 10/01/23 (Call 10/01/22), (SOFR + 1.050%)(a)	9,568	9,460,456
Machinery — 1.8%
Caterpillar Financial Services Corp.
1.54%, 11/17/22, (SOFR + 0.150%)(a)(b)	19,654	19,622,553
1.64%, 05/17/24, (SOFR + 0.245%)(a)	16,410	16,154,168
1.79%, 11/13/23, (SOFR + 0.450%)(a)	500	498,955
2.08%, 09/13/24, (SOFR + 0.270%)(a)	27,482	26,954,895
2.28%, 01/10/24, (SOFR + 0.170%)(a)	25,527	25,222,208
John Deere Capital Corp.
2.15%, 09/08/22, (3 mo. LIBOR US + 0.480%)(a)(b)	11,751	11,744,537
2.18%, 06/07/23, (3 mo. LIBOR US + 0.550%)(a)(b)	13,009	12,969,453
2.19%, 07/10/23, (SOFR + 0.120%)(a)	20,683	20,595,924
2.22%, 03/07/25, (SOFR + 0.200%)(a)	11,430	11,267,008
2.27%, 10/11/24, (SOFR + 0.200%)(a)(b)	20,994	20,662,925
		165,692,626
Manufacturing — 0.4%
3M Co., 1.71%, 02/14/24, (3 mo. LIBOR US + 0.300%)(a)(b)	6,577	6,545,102
Security	Par (000)	Value

Manufacturing (continued)
General Electric Co., 1.74%, 05/05/26, (3 mo. LIBOR US + 0.380%)(a)(b)	$32,078	$30,553,653
		37,098,755
Media — 0.7%
Charter Communications Operating LLC/Charter Communications Operating Capital, 4.43%, 02/01/24 (Call 01/01/24), (3 mo. LIBOR US + 1.650%)(a)	32,066	32,119,871
Comcast Corp., 3.14%, 04/15/24, (3 mo. LIBOR US + 0.630%)(a)	19,406	19,390,863
Walt Disney Co. (The), 1.97%, 09/01/22, (3 mo. LIBOR US + 0.390%)(a)(b)	10,601	10,595,806
		62,106,540
Multi-National — 1.7%
Asian Development Bank, 2.50%, 08/27/26, (SOFR + 1.000%)(a)	37,325	38,287,985
Inter-American Development Bank
1.98%, 09/16/26, (SOFR + 0.170%)(a)(b)	30,027	29,868,157
2.38%, 04/12/27, (SOFR + 0.170%)(a)	42,600	42,621,300
International Bank for Reconstruction & Development, 1.98%, 06/15/26, (SOFR + 0.130%)(a)	46,490	46,310,084
		157,087,526
Oil & Gas — 0.8%
Chevron Corp., 2.30%, 05/11/23, (3 mo. LIBOR US + 0.900%)(a)(b)	18,345	18,365,546
Chevron USA Inc.
1.51%, 08/12/22, (3 mo. LIBOR US + 0.110%)(a)(b)	2,690	2,688,682
1.60%, 08/11/23, (3 mo. LIBOR US + 0.200%)(a)	18,810	18,780,280
Exxon Mobil Corp., 1.74%, 08/16/22, (3 mo. LIBOR US + 0.330%)(a)(b)	11,795	11,790,872
Shell International Finance BV, 1.82%, 11/13/23, (3 mo. LIBOR US + 0.400%)(a)(b)	25,310	25,256,849
		76,882,229
Pharmaceuticals — 1.2%
AbbVie Inc., 2.15%, 11/21/22, (3 mo. LIBOR US + 0.650%)(a)	26,983	26,947,922
AstraZeneca PLC, 2.11%, 08/17/23, (3 mo. LIBOR US + 0.665%)(a)	11,843	11,826,656
Bayer U.S. Finance II LLC, 2.84%, 12/15/23 (Call 11/15/23), (3 mo. LIBOR US + 1.010%)(a)(c)	41,475	41,441,820
Cigna Corp., 3.40%, 07/15/23 (Call 06/15/23), (3 mo. LIBOR US + 0.890%)(a)(b)	29,123	29,160,860
Pfizer Inc., 2.16%, 09/15/23, (3 mo. LIBOR US + 0.330%)(a)(b)	7,558	7,538,954
		116,916,212
Pipelines — 0.5%
Enbridge Inc.
1.79%, 02/17/23, (SOFR + 0.400%)(a)	22,836	22,734,608
1.99%, 02/16/24, (SOFR + 0.630%)(a)	22,650	22,341,734
		45,076,342
Real Estate Investment Trusts — 0.5%
Public Storage, 2.70%, 04/23/24 (Call 08/29/22), (SOFR + 0.470%)(a)	24,251	24,103,069
Simon Property Group LP, 2.54%, 01/11/24 (Call 01/11/23), (3 mo. LIBOR US + 0.170%)(a)	20,410	20,162,631
		44,265,700
Retail — 0.1%
Starbucks Corp., 1.77%, 02/14/24 (Call 02/14/23), (SOFR + 0.420%)(a)	7,263	7,190,225
Semiconductors — 0.4%
Analog Devices Inc., 2.30%, 10/01/24, (SOFR + 0.250%)(a)	16,258	15,870,735

Schedule of Investments (unaudited) (continued)	iShares® Floating Rate Bond ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Semiconductors (continued)
QUALCOMM Inc., 3.54%, 01/30/23, (3 mo. LIBOR US + 0.730%)(a)	$18,616	$18,653,418
		34,524,153
Telecommunications — 2.3%
AT&T Inc.
2.63%, 03/25/24 (Call 08/29/22), (SOFR + 0.640%)(a)	27,816	27,498,619
2.90%, 06/12/24, (3 mo. LIBOR US + 1.180%)(a)	57,485	57,301,048
Verizon Communications Inc.
2.45%, 03/22/24, (SOFR + 0.500%)(a)(b)	21,069	20,814,486
2.51%, 05/15/25 (Call 03/15/25), (3 mo. LIBOR US + 1.100%)(a)	62,781	62,610,236
2.72%, 03/20/26, (SOFR + 0.790%)(a)	29,691	29,104,603
Vodafone Group PLC, 3.73%, 01/16/24, (3 mo. LIBOR US + 0.990%)(a)(b)	17,501	17,503,100
		214,832,092
Transportation — 0.1%
United Parcel Service Inc., 2.73%, 04/01/23, (3 mo. LIBOR US + 0.450%)(a)	13,002	12,990,558
Total Corporate Bonds & Notes — 85.4%
(Cost: $8,092,525,455)		8,008,406,503

Foreign Government Obligations(e)

Canada — 0.8%
CPPIB Capital Inc.
2.99%, 03/11/26, (SOFR + 1.250%)(a)(c)	37,740	38,874,464
3.29%, 04/04/25, (SOFR + 1.250%)(a)(c)	36,600	37,394,586
PSP Capital Inc., 1.85%, 03/03/25, (SOFR + 0.240%)(a)(c)	1,665	1,658,906
		77,927,956
Norway — 0.8%
Kommunalbanken AS
2.38%, 10/27/23, (SOFR + 0.160%)(a)(c)	35,992	35,990,560
2.83%, 06/17/26, (SOFR + 1.000%)(a)(b)(c)	41,850	42,823,013
		78,813,573
South Korea — 0.9%
Export-Import Bank of Korea
2.40%, 06/01/23, (3 mo. LIBOR US + 0.775%)(a)(b)	26,335	26,425,856
3.71%, 11/01/22, (3 mo. LIBOR US + 0.925%)(a)	20,060	20,092,898
Industrial Bank of Korea, 3.23%, 10/23/22, (3 mo. LIBOR US + 0.450%)(a)(d)	6,649	6,652,923
Korea Development Bank (The)
1.97%, 03/09/24, (SOFR + 0.250%)(a)	16,075	16,043,332
2.75%, 10/01/22, (3 mo. LIBOR US + 0.475%)(a)(b)	18,195	18,193,181
		87,408,190
Supranational — 10.0%
Asian Development Bank
2.81%, 06/16/26, (SOFR + 1.000%)(a)(b)	34,310	35,210,637
3.04%, 04/06/27, (SOFR + 1.000%)(a)	30,938	31,833,964
Asian Infrastructure Investment Bank (The), 2.34%, 04/15/26, (SOFR + 0.220%)(a)(c)	500	496,540
European Bank for Reconstruction & Development
1.62%, 08/19/22, (SOFR + 0.260%)(a)	36,280	36,280,726
2.07%, 03/13/23, (SOFR + 0.260%)(a)	22,235	22,252,788
2.35%, 04/14/26, (SOFR + 0.190%)(a)(b)	59,570	59,399,630
2.44%, 10/15/24, (SOFR + 0.280%)(a)	65,240	65,429,848
European Investment Bank
1.97%, 03/05/24, (SOFR + 0.280%)(a)(c)	54,128	54,268,733

Security	Par/ Shares (000)	Value

Supranational (continued)
2.49%, 01/30/23, (SOFR + 0.250%)(a)(c)	$38,020	$38,048,515
2.84%, 01/19/23, (3 mo. LIBOR US + 0.100%)(a)(b)(c)	24,982	24,992,492
3.21%, 01/21/26, (SOFR + 1.000%)(a)(c)	57,615	58,939,569
Inter-American Development Bank
1.32%, 02/04/25, (SOFR + 0.250%)(a)(b)	30,410	30,434,024
1.40%, 02/10/26, (SOFR + 0.200%)(a)(b)	81,329	81,276,949
2.07%, 09/16/22, (SOFR + 0.260%)(a)	35,954	35,960,112
Inter-American Investment Corp., 2.17%, 03/22/24, (SOFR + 0.270%)(a)	1,500	1,499,070
International Bank for Reconstruction & Development
1.43%, 08/06/24, (SOFR + 0.300%)(a)(b)	66,528	66,726,919
2.19%, 09/18/25, (SOFR + 0.310%)(a)(b)	67,335	67,417,149
2.23%, 01/13/23, (SOFR + 0.130%)(a)(b)	67,821	67,829,139
2.23%, 06/17/24, (SOFR + 0.390%)(a)	46,970	47,195,456
International Finance Corp.
1.90%, 12/15/22, (3 mo. LIBOR US + 0.070%)(a)(b)	47,737	47,711,699
2.09%, 06/30/23, (SOFR + 0.090%)(a)	35,150	35,142,619
2.12%, 04/03/24, (SOFR + 0.090%)(a)	1,000	998,510
Nordic Investment Bank, 2.24%, 05/12/26, (SOFR + 1.000%)(a)	25,305	25,985,958
		935,331,046
Sweden — 0.6%
Svensk Exportkredit AB, 2.45%, 05/25/23, (SOFR + 1.000%)(a)(b)	50,935	51,247,741

Total Foreign Government Obligations — 13.1%
(Cost: $1,232,869,233)		1,230,728,506

Total Long-Term Investments — 98.5%
(Cost: $9,325,394,688)		9,239,135,009

Short-Term Securities

Money Market Funds — 5.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.93%(f)(g)(h)	216,022	216,000,514
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.81%(f)(g)	255,652	255,652,000

Total Short-Term Securities — 5.0%
(Cost: $471,608,610)		471,652,514

Total Investments in Securities — 103.5%
(Cost: $9,797,003,298)		9,710,787,523

Liabilities in Excess of Other Assets — (3.5)%		(324,293,981)

Net Assets — 100.0%		$9,386,493,542

(a)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)	All or a portion of this security is on loan.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

(e)	U.S. dollar denominated security issued by foreign domiciled entity.

(f)	Affiliate of the Fund.

(g)	Annualized 7-day yield as of period end.

(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® Floating Rate Bond ETF
July 31, 2022

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/21	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/22	Shares Held at 07/31/22 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$239,677,496	$—		$(23,572,930	)(a)	$(79,541)	$(24,511)	$216,000,514	216,022	$601,896	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	17,502,000	238,150,000	(a)	—		—	—	255,652,000	255,652	605,653		—
						$(79,541)	$(24,511)	$471,652,514		$1,207,549		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$8,008,406,503	$—	$8,008,406,503
Foreign Government Obligations	—	1,230,728,506	—	1,230,728,506
Money Market Funds	471,652,514	—	—	471,652,514
	$471,652,514	$9,239,135,009	$—	$9,710,787,523

Portfolio Abbreviations - Fixed Income

LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate